Earnings Per Share - Disclosure of Detailed Information About Earning Loss Per Share (Details) (Parenthetical)	Dec. 20, 2019
Loss per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
Reverse share split	1-100 reverse share split